Delaware Wilshire Private Markets Feeder Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Master Fund — 97.9%

Name	Cost	Fair Value
Delaware Wilshire Private Markets Master Fund, Class 1	$16,410,589	$16,703,907

Total Master Fund	16,410,589	16,703,907

Cash Equivalent — 0.6%

Name	Cost	Fair Value
First American Government Obligations Fund, Class X 0.040%**	110,008	110,008

Total Cash Equivalent	110,008	110,008

Total Investments — 98.5%	$16,520,597	$16,813,915

Other Assets and Liabilities, Net — 1.5%		263,907

Net Assets — 100.0%		$17,077,822

** The rate reported is the 7-day effective yield as of December 31, 2020.

As of December 31, 2020, all of the Fund’s investments were considered level 1, in accordance with U.S. generally accepted accounting principles.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

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Delaware Wilshire Private Markets Feeder Fund

December 31, 2020 (Unaudited)

Valuation of Investments

Under the Investment Company Act, the Master Fund is required to carry its investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser, in accordance with the Master Fund’s valuation procedures, which have been approved by the Board. There is not a public market or active secondary market for many of the securities in which the Master Fund intends to invest. Rather, many of the Master Fund’s investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Master Fund will value these securities at fair value as determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board.

Because each Feeder Fund invests all or substantially all of its assets in the Master Fund, the value of the assets of each Feeder Fund depends on the value of its pro rata interest in the Master Fund investments. The Sub-Adviser oversees the valuation of each Fund’s investments on behalf of each Fund. The Board has approved valuation procedures for each Fund, which are in substance identical (the “Valuation Procedures”).

The Valuation Procedures provide that the Master Fund will value its investments in private markets investment funds and direct private equity investments at fair value. The date the Master Fund calculates its NAV as of the close of business on the last business day of each calendar month, each date that Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). The fair value of such investments as of each Determination Date, ordinarily will be the capital account value of the Master Fund’s interest in such investments as provided by the relevant private markets investment fund manager as of or prior to the relevant Determination Date; provided that such values will be adjusted for any other relevant information available at the time the Master Fund values its portfolio, including capital activity and material events occurring between the reference dates of the private markets investment fund manager’s valuations and the relevant Determination Date.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (“U.S. GAAP”), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended December 31, 2020, there were no changes to the Fund’s fair value methodologies.

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Delaware Wilshire Private Markets Master Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Secondary Investments — 37.0%

Name	Cost	Fair Value
Basalt Infrastructure Partners II, L.P. (A)	$5,797,501	$5,894,608
H.I.G. Bayside Loan Opportunity Feeder Fund VI (A)	—	67,642
Linden Structured Capital Fund LP (A)	—	215,987

Total Secondary Investments	5,797,501	6,178,237

Cash Equivalent — 63.2%

Name	Cost	Fair Value
First American Government Obligations Fund, Class X 0.040%**	10,556,089	10,556,089

Total Cash Equivalent	10,556,089	10,556,089

Total Investments — 100.2%	$16,353,590	$16,734,326

Other Assets and Liabilities, Net — (0.2)%		(37,111)

Net Assets — 100.0%		$16,697,215

(A)	Level 3 security in accordance with fair value hierarchy.
**	The rate reported is the 7-day effective yield as of December 31, 2020.

L.P. — Limited Partnership

The following is a summary of the inputs used as of December 31, 2020 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Secondary Investments	$—	$—	$6,178,237	$6,178,237
Cash Equivalent	10,556,089	—	—	10,556,089

Total Investments in Securities	$10,556,089	$—	$6,178,237	$16,734,326

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Secondary Investments
Balance as of October 28, 2020	$-
Accrued discounts/premiums	-
Realized gain/(loss)	28,213
Net unrealized appreciation/(depreciation)	380,736
Purchases	5,797,501
Sales	(28,213)
Net transfer into Level 3	-
Net transfer out of Level 3	-

Ending Balance as of December 31, 2020	$6,178,237

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$380,736

For the period ended December 31, 2020, there were no transfers in and out of Level 3.

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Delaware Wilshire Private Markets Fund

December 31, 2020 (Unaudited)

Valuation of Investments

Under the Investment Company Act, the Master Fund is required to carry its investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser, in accordance with the Master Fund’s valuation procedures, which have been approved by the Board. There s not a public market or active secondary market for many of the securities in which the Master Fund intends to invest. Rather, many of the Master Fund’s investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Master Fund will value these securities at fair value as determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board.

The Valuation Procedures provide that the Master Fund will value its investments in private markets investment funds and direct private equity investments at fair value. The date the Master Fund calculates its NAV as of the close of business on the last business day of each calendar month, each date that Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). The fair value of such investments as of each Determination Date, ordinarily will be the capital account value of the Master Fund’s interest in such investments as provided by the relevant private markets investment fund manager as of or prior to the relevant Determination Date; provided that such values will be adjusted for any other relevant information available at the time the Master Fund values its portfolio, including capital activity and material events occurring between the reference dates of the private markets investment fund manager’s valuations and the relevant Determination Date.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (“U.S. GAAP”), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended December 31, 2020, there were no changes to the Fund’s fair value methodologies.

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